CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS
	December 31,
	2017	2016
	US Dollars in thousands

Denominated in U.S. dollars	677	954
Denominated in NIS	33	60
Denominated in Euro	177	220

	887	1,234